UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Co, Corporate Trust Center, 251 Little Falls Dr. Wilmington, DE 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2024

Item 1. Reports to Stockholders.

(a)

Altegris/AACA Opportunistic Real Estate Fund

Class A (RAAAX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Altegris/AACA Opportunistic Real Estate Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://funds.altegris.com/altegris-aaca-opportunistic-real-estate-fund-documents. You can also request this information by contacting us at 1-877-772-5838.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$284	2.80%

How did the Fund perform during the reporting period?

Market forecasts remain challenging amid uncertainty from the new presidential administration, ongoing conflicts, elevated interest rates, and trade disputes. However, over the next 12-18 months, we believe the key market drivers will be the magnitude and direction of interest rate changes, the ensuing effect on cap rates, and the gap between public and private real estate valuations. With expected inflation ~3% and Fed Fund Futures pricing in a 50-basis-point cut for 2025, the current rate-cutting cycle appears complete, barring a recession or significant changes in the employment picture, and means further cuts are unlikely. We anticipate cap rates in the 5–6% range (assuming a 10-year treasury yield near 4.5%) and a narrowing public-private real estate valuation gap -- both supportive of our view of fair that REITs are fairly priced.

The portfolio focuses on high-quality real estate sectors with secular growth in same-store net operating income, cash flow, and dividends. We avoid sectors facing significant structural headwinds, with the portfolio deviating roughly 60–70% from the Dow Jones US Real Estate Index. In a high-interest-rate environment that limits multiple expansion, earnings growth remains the most reliable path to value appreciation, underpinned by companies with robust business models that drive sustained occupancy and rental increases over the long term.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Altegris/AACA Opportunistic Real Estate Fund
Altegris/AACA Opportunistic Real Estate Fund - with load
S&P 500® Index
Dow Jones U.S. Real Estate Total Return Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$34,254
$17,311
$15,712
$14,815
12/31/14
12/31/15
12/31/16
12/31/17
12/31/18
12/31/19
12/31/20
12/31/21
12/31/22
12/31/23
12/31/24

	Altegris/AACA Opportunistic Real Estate Fund	Altegris/AACA Opportunistic Real Estate Fund - with load	S&P 500® Index	Dow Jones U.S. Real Estate Total Return Index
12/31/14	$10,000	$9,429	$10,000	$10,000
12/31/15	$9,940	$9,372	$10,138	$10,214
12/31/16	$11,207	$10,566	$11,351	$10,986
12/31/17	$13,852	$13,060	$13,829	$12,067
12/31/18	$11,303	$10,657	$13,223	$11,580
12/31/19	$16,512	$15,568	$17,386	$14,930
12/31/20	$21,162	$19,953	$20,585	$14,140
12/31/21	$22,978	$21,665	$26,494	$19,653
12/31/22	$13,743	$12,958	$21,696	$14,707
12/31/23	$15,277	$14,404	$27,399	$16,508
12/31/24	$15,712	$14,815	$34,254	$17,311

Average Annual Total Returns

	1 Year	5 Years	10 Years
Altegris/AACA Opportunistic Real Estate Fund
Without Load	2.85%	-0.99%	4.62%
With Load*	-3.05%	-2.16%	4.01%
Dow Jones U.S. Real Estate Total Return Index	4.86%	3.00%	5.64%
S&P 500® Index	25.02%	14.53%	13.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$111,057,112
  Number of Portfolio Holdings48
  Advisory Fee (net of waivers)$1,645,790
  Portfolio Turnover44%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	92.4%
Money Market Funds	1.6%
Preferred Stocks	6.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Real Estate
52.8%
Financials
14.7%
Consumer Discretionary
11.3%
Energy
11.0%
Consumer Staples
7.4%
Communications
6.8%
Industrials
4.8%
Money Market Funds
1.7%
Liabilities in Excess of Other Assets
-10.5%

Value	Value
Liabilities in Excess of Other Assets	-10.5%
Money Market Funds	1.7%
Industrials	4.8%
Communications	6.8%
Consumer Staples	7.4%
Energy	11.0%
Consumer Discretionary	11.3%
Financials	14.7%
Real Estate	52.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
New Fortress Energy, Inc.	11.0%
FTAI Infrastructure, Inc.	8.2%
Equinix, Inc.	7.4%
IQHQ Private Investment, Inc.	6.6%
American Tower Corporation	6.5%
Cadiz, Inc.	5.7%
DigitalBridge Group, Inc.	5.0%
MGM Resorts International	5.0%
Wynn Resorts Ltd.	4.6%
Digital Realty Trust, Inc.	4.6%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

Altegris/AACA Opportunistic Real Estate Fund - Class A (RAAAX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funds.altegris.com/altegris-aaca-opportunistic-real-estate-fund-documents ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-RAAAX

Altegris/AACA Opportunistic Real Estate Fund

Class C (RAACX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Altegris/AACA Opportunistic Real Estate Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://funds.altegris.com/altegris-aaca-opportunistic-real-estate-fund-documents. You can also request this information by contacting us at 1-877-772-5838.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$356	3.53%

How did the Fund perform during the reporting period?

Market forecasts remain challenging amid uncertainty from the new presidential administration, ongoing conflicts, elevated interest rates, and trade disputes. However, over the next 12-18 months, we believe the key market drivers will be the magnitude and direction of interest rate changes, the ensuing effect on cap rates, and the gap between public and private real estate valuations. With expected inflation ~3% and Fed Fund Futures pricing in a 50-basis-point cut for 2025, the current rate-cutting cycle appears complete, barring a recession or significant changes in the employment picture, and means further cuts are unlikely. We anticipate cap rates in the 5–6% range (assuming a 10-year treasury yield near 4.5%) and a narrowing public-private real estate valuation gap -- both supportive of our view of fair that REITs are fairly priced.

The portfolio focuses on high-quality real estate sectors with secular growth in same-store net operating income, cash flow, and dividends. We avoid sectors facing significant structural headwinds, with the portfolio deviating roughly 60–70% from the Dow Jones US Real Estate Index. In a high-interest-rate environment that limits multiple expansion, earnings growth remains the most reliable path to value appreciation, underpinned by companies with robust business models that drive sustained occupancy and rental increases over the long term.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Altegris/AACA Opportunistic Real Estate Fund
Dow Jones U.S. Real Estate Total Return Index
S&P 500® Index
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$17,087
$12,411
$7,688
Dec-2020
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Altegris/AACA Opportunistic Real Estate Fund	Dow Jones U.S. Real Estate Total Return Index	S&P 500® Index
Dec-2020	$10,000	$10,000	$10,000
Dec-2020	$10,661	$10,137	$10,268
Dec-2021	$11,496	$14,090	$13,216
Dec-2022	$6,822	$10,544	$10,822
Dec-2023	$7,530	$11,835	$13,667
Dec-2024	$7,688	$12,411	$17,087

Average Annual Total Returns

	1 Year	Since Inception (December 1, 2020)
Altegris/AACA Opportunistic Real Estate Fund	2.11%	-6.24%
Dow Jones U.S. Real Estate Total Return Index	4.86%	5.43%
S&P 500® Index	25.02%	14.02%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$111,057,112
  Number of Portfolio Holdings48
  Advisory Fee (net of waivers)$1,645,790
  Portfolio Turnover44%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	92.4%
Money Market Funds	1.6%
Preferred Stocks	6.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-10.5%
Money Market Funds	1.7%
Industrials	4.8%
Communications	6.8%
Consumer Staples	7.4%
Energy	11.0%
Consumer Discretionary	11.3%
Financials	14.7%
Real Estate	52.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
New Fortress Energy, Inc.	11.0%
FTAI Infrastructure, Inc.	8.2%
Equinix, Inc.	7.4%
IQHQ Private Investment, Inc.	6.6%
American Tower Corporation	6.5%
Cadiz, Inc.	5.7%
DigitalBridge Group, Inc.	5.0%
MGM Resorts International	5.0%
Wynn Resorts Ltd.	4.6%
Digital Realty Trust, Inc.	4.6%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

Altegris/AACA Opportunistic Real Estate Fund - Class C (RAACX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funds.altegris.com/altegris-aaca-opportunistic-real-estate-fund-documents ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-RAACX

Altegris/AACA Opportunistic Real Estate Fund

Class I (RAAIX)

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Altegris/AACA Opportunistic Real Estate Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://funds.altegris.com/altegris-aaca-opportunistic-real-estate-fund-documents. You can also request this information by contacting us at 1-877-772-5838.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$257	2.53%

How did the Fund perform during the reporting period?

Market forecasts remain challenging amid uncertainty from the new presidential administration, ongoing conflicts, elevated interest rates, and trade disputes. However, over the next 12-18 months, we believe the key market drivers will be the magnitude and direction of interest rate changes, the ensuing effect on cap rates, and the gap between public and private real estate valuations. With expected inflation ~3% and Fed Fund Futures pricing in a 50-basis-point cut for 2025, the current rate-cutting cycle appears complete, barring a recession or significant changes in the employment picture, and means further cuts are unlikely. We anticipate cap rates in the 5–6% range (assuming a 10-year treasury yield near 4.5%) and a narrowing public-private real estate valuation gap -- both supportive of our view of fair that REITs are fairly priced.

The portfolio focuses on high-quality real estate sectors with secular growth in same-store net operating income, cash flow, and dividends. We avoid sectors facing significant structural headwinds, with the portfolio deviating roughly 60–70% from the Dow Jones US Real Estate Index. In a high-interest-rate environment that limits multiple expansion, earnings growth remains the most reliable path to value appreciation, underpinned by companies with robust business models that drive sustained occupancy and rental increases over the long term.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

Altegris/AACA Opportunistic Real Estate Fund
Dow Jones U.S. Real Estate Total Return Index
S&P 500® Index
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
$342,540
$173,105
$161,171
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Altegris/AACA Opportunistic Real Estate Fund	Dow Jones U.S. Real Estate Total Return Index	S&P 500® Index
Dec-2014	$100,000	$100,000	$100,000
Dec-2015	$99,690	$102,136	$101,384
Dec-2016	$112,525	$109,855	$113,509
Dec-2017	$139,543	$120,668	$138,290
Dec-2018	$114,202	$115,804	$132,227
Dec-2019	$167,219	$149,297	$173,861
Dec-2020	$214,797	$141,396	$205,849
Dec-2021	$233,831	$196,529	$264,938
Dec-2022	$140,159	$147,066	$216,956
Dec-2023	$156,219	$165,078	$273,988
Dec-2024	$161,171	$173,105	$342,540

Average Annual Total Returns

	1 Year	5 Years	10 Years
Altegris/AACA Opportunistic Real Estate Fund	3.17%	-0.73%	4.89%
Dow Jones U.S. Real Estate Total Return Index	4.86%	3.00%	5.64%
S&P 500® Index	25.02%	14.53%	13.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$111,057,112
  Number of Portfolio Holdings48
  Advisory Fee (net of waivers)$1,645,790
  Portfolio Turnover44%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	92.4%
Money Market Funds	1.6%
Preferred Stocks	6.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-10.5%
Money Market Funds	1.7%
Industrials	4.8%
Communications	6.8%
Consumer Staples	7.4%
Energy	11.0%
Consumer Discretionary	11.3%
Financials	14.7%
Real Estate	52.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
New Fortress Energy, Inc.	11.0%
FTAI Infrastructure, Inc.	8.2%
Equinix, Inc.	7.4%
IQHQ Private Investment, Inc.	6.6%
American Tower Corporation	6.5%
Cadiz, Inc.	5.7%
DigitalBridge Group, Inc.	5.0%
MGM Resorts International	5.0%
Wynn Resorts Ltd.	4.6%
Digital Realty Trust, Inc.	4.6%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

Altegris/AACA Opportunistic Real Estate Fund - Class I (RAAIX)

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funds.altegris.com/altegris-aaca-opportunistic-real-estate-fund-documents ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-RAAIX

(b)       Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that Mr. Mark Gersten, Mr. Anthony Hertl and Mr. Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Mark Gersten, Mr. Anthony Hertl and Mr. Mark H. Taylor ARE independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2024	$27,180
2023	$25,890

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2024	$5,630
2023	$5,360

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended December 31, 2024 and 2023 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended December 31, 2024 and 2023 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

December 31, 2024

The Altegris Mutual Funds

A SERIES OF NORTHERN LIGHTS FUND TRUST

Annual Financial Statements and Additional Information

Altegris/AACA Opportunistic Real Estate Fund

Advised by:
Altegris Advisors, LLC
1200 Prospect, Suite 400
La Jolla, CA 92037

800.828.5225 | WWW.ALTEGRIS.COM

ALTEGRIS/AACA OPPORTUNISTIC REAL ESTATE FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 102.2%
	ASSET MANAGEMENT - 11.1%
18,580	Blackstone, Inc.	$3,203,564
1,255,687	FTAI Infrastructure, Inc. (a)	9,116,287
		12,319,851
	DATA CENTER REIT - 12.0%
28,633	Digital Realty Trust, Inc.	5,077,490
8,759	Equinix, Inc. (a)	8,258,773
		13,336,263
	ELECTRICAL EQUIPMENT - 3.3%
11,013	GE Vernova, LLC(b)	3,622,506

	FOOD - 5.7%
1,218,789	Cadiz, Inc.(b)	6,337,703

	HEALTH CARE REIT - 8.6%
890,864	IQHQ Private Investment, Inc.(b),(c),(d)	7,325,129
36,435	Ventas, Inc.	2,145,657
		9,470,786
	INDUSTRIAL REIT - 6.4%
88,914	Americold Realty Trust, Inc.	1,902,760
42,269	Innovative Industrial Properties, Inc.	2,816,806
62,561	Rexford Industrial Realty, Inc.	2,418,608
		7,138,174
	INFRASTRUCTURE REIT - 6.5%
39,450	American Tower Corporation	7,235,525

	LEISURE FACILITIES & SERVICES - 11.3%
56,704	Caesars Entertainment, Inc.(b)	1,895,048
158,228	MGM Resorts International(b)	5,482,600
59,508	Wynn Resorts Ltd.	5,127,209
		12,504,857
	OIL & GAS PRODUCERS - 11.0%
811,851	New Fortress Energy, Inc. (a)	12,275,187

See accompanying notes to financial statements.

ALTEGRIS/AACA OPPORTUNISTIC REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Shares				Fair Value
	COMMON STOCKS — 102.2% (Continued)
	RESIDENTIAL REIT - 4.2%
24,097	American Homes 4 Rent, Class A			$901,710
17,326	Equity LifeStyle Properties, Inc. (a)			1,153,912
44,519	Invitation Homes, Inc.			1,423,272
9,529	Sun Communities, Inc. (a)			1,171,781
				4,650,675
	RETAIL REIT - 6.0%
107,762	Macerich Company (The) (a)			2,146,619
26,231	Simon Property Group, Inc. (a)			4,517,241
				6,663,860
	SELF-STORAGE REIT - 3.1%
18,915	CubeSmart			810,508
18,147	Extra Space Storage, Inc. (a)			2,714,791
				3,525,299
	SPECIALTY FINANCE - 2.0%
15,320	FTAI Aviation Ltd.			2,206,693

	SPECIALTY REIT - 4.5%
282,587	NewLake Capital Partners, Inc.			4,945,273

	TELECOMMUNICATIONS - 5.0%
492,500	DigitalBridge Group, Inc. (a)			5,555,400

	TRANSPORTATION & LOGISTICS - 1.5%
15,903	Kirby Corporation(b)			1,682,537

	TOTAL COMMON STOCKS (Cost $111,400,556)			113,470,589

		Coupon Rate
		(%)	Maturity
	PREFERRED STOCKS — 6.6%
	FOOD — 1.7%
106,684	Cadiz, Inc.	8.8750	Perpetual	1,893,641

See accompanying notes to financial statements.

ALTEGRIS/AACA OPPORTUNISTIC REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

		Coupon Rate
Shares		(%)	Maturity	Fair Value
	PREFERRED STOCKS — 6.6% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 1.5%
24,022	Digital Realty Trust, Inc. - Series L	5.2000	Perpetual	$509,506
7,159	EPR Properties - Series C	5.7500	Perpetual	148,907
7,078	EPR Properties - Series G	5.7500	Perpetual	139,791
12,285	Global Net Lease, Inc. - Series A	7.2500	Perpetual	281,818
1,041	Innovative Industrial Properties, Inc. - Series A	9.0000	Perpetual	25,640
1,083	Mid-America Apartment Communities, Inc. - Series I	8.5000	Perpetual	60,984
15,983	Pebblebrook Hotel Trust - Series G	6.3750	Perpetual	315,664
7,307	Pebblebrook Hotel Trust - Series E	6.3750	Perpetual	145,702
592	Simon Property Group, Inc. - Series J	8.3750	Perpetual	34,472
				1,662,484
	SPECIALTY FINANCE — 1.6%
27,280	Annaly Capital Management, Inc. - Series G	9.7638	Perpetual	694,549
20,000	FTAI Aviation Ltd.	8.0000	Perpetual	505,600
3,000	FTAI Aviation Ltd. - Series D	9.5000	Perpetual	80,250
6,084	FTAI Aviation Ltd. Investors, LLC Series C	8.2500	Perpetual	160,678
17,941	MFA Financial, Inc. - Series B	7.5000	Perpetual	375,326
				1,816,403
	TELECOMMUNICATIONS — 1.8%
26,505	DigitalBridge Group, Inc. - Series J	7.1250	Perpetual	658,119
30,000	DigitalBridge Group, Inc. - Series I(a)	7.1500	Perpetual	736,500
23,735	DigitalBridge Group, Inc. - Series H	7.1250	Perpetual	595,986
				1,990,605
	TOTAL PREFERRED STOCKS (Cost $6,553,536)			7,363,133

	SHORT-TERM INVESTMENTS — 1.7%
	MONEY MARKET FUNDS - 1.7%
1,936,147	First American Government Obligations Fund, Class X, 4.38% (Cost $1,936,147)(e)			1,936,147

	TOTAL INVESTMENTS - 110.5% (Cost $119,890,239)			$122,769,869
	LIABILITIES IN EXCESS OF OTHER ASSETS - (10.5)%			(11,712,757)
	NET ASSETS - 100.0%			$111,057,112

LLC	- Limited Liability Company

LTD	- Limited Company

REIT	- Real Estate Investment Trust

(a)	All or a portion of this security is held as collateral for the margin loan. The total fair value of these securities as of December 31, 2024 was $35,020,667, representing 31.5% of net assets

(b)	Non-income producing security.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024 the total market value of 144A securities is $7,325,129 or 6.6% of net assets.

(d)	Level 3 securities, fair value under procedures established by the Board of Trustees. The total fair value of these securities as of December 31, 2024 was $7,325,129, representing 6.6% of net assets and is illiquid.

(e)	Rate disclosed is the seven day effective yield as of December 31, 2024.

See accompanying notes to financial statements.

ALTEGRIS/AACA OPPORTUNISTIC REAL ESTATE FUND
SCHEDULE OF SECURITIES SOLD SHORT
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — (1.7)%
	OFFICE REIT - (1.7)%
(377,668)	Paramount Group, Inc.	$(1,865,680)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $1,584,986)	$(1,865,680)

See accompanying notes to financial statements.

Altegris/AACA Opportunistic Real Estate Fund
Statement of Assets and Liabilities
December 31, 2024

ASSETS
Investment in securities, at cost	$119,890,239
Investment in securities, at value	$122,769,869
Cash and cash equivalents	715,915
Receivable for Fund shares sold	10,036
Dividends and interest receivable	899,440
Prepaid expenses and other assets	27,879
TOTAL ASSETS	124,423,139

LIABILITIES
Securities sold short, at value (proceeds $1,584,986)	1,865,680
Borrowing from Bank	11,191,670
Payable for Fund shares redeemed	131,436
Broker interest	58,903
Investment advisory fees payable	43,773
Payable to Related Parties	25,657
Distribution fees (12b-1) payable	1,601
Accrued expenses and other liabilities	47,307
TOTAL LIABILITIES	13,366,027
NET ASSETS	$111,057,112

Net Assets Consist Of:
Paid-in capital	$211,249,927
Accumulated Loss	(100,192,815)
NET ASSETS	$111,057,112

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$5,876,703
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	454,549
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$12.93
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (b)	$13.72

Class C Shares:
Net Assets	$97,157
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	7,707
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (c)	$12.61

Class I Shares:
Net Assets	$105,083,252
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	8,015,870
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$13.11

(a)	Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed less than 18 months after the date of purchase (excluding shares purchases with reinvested dividends and/or distributions).

(b)	On investments of $25,000 or more, the sales load is reduced.

(c)	Shares redeemed within 12 months after purchase will be charged a contingent deferred sales charge (“CDSC”) of up to 1.00%.

See accompanying notes to financial statements.

Altegris/AACA Opportunistic Real Estate Fund
Statement of Operations
For the Year Ended December 31, 2024

INVESTMENT INCOME
Dividends (Tax Withholding $4,773)	$3,577,504
Interest	154,879
TOTAL INVESTMENT INCOME	3,732,383

EXPENSES
Investment advisory fees	1,886,160
Interest expense	1,409,198
Short sale dividend expense	26,437
Distribution (12b-1) fees:
Class A	21,159
Class C	1,674
Administrative services fees	146,864
Third party administrative services fees	110,153
Registration fees	65,763
Transfer agent fees	52,817
Custodian fees	49,783
Audit fees	46,259
Compliance officer fees	36,274
Legal fees	24,881
Accounting services fees	23,851
Printing	18,624
Trustees fees and expenses	17,088
Insurance expense	4,077
Other expenses	3,806
TOTAL EXPENSES	3,944,868

Less: Fees waived by the Advisor	(240,370)
NET EXPENSES	3,704,498

NET INVESTMENT INCOME	27,885

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND SECURITIES SOLD SHORT
Net realized gain from:
Investments	22,282,126
Securities sold short	105,554
22,387,680
Net change in unrealized appreciation/(depreciation) from:
Investments	(18,345,154)
Securities sold short	129,608
(18,215,546)
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND SECURITIES SOLD SHORT	4,172,134

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,200,019

See accompanying notes to financial statements.

Altegris/AACA Opportunistic Real Estate Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended	For the Year Ended
	December 31, 2024	December 31, 2023
FROM OPERATIONS
Net investment gain/(loss)	$27,885	$(100,336)
Net realized gain/(loss) from investments and securities sold short	22,387,680	(64,920,576)
Net change in unrealized appreciation/(depreciation) on investments and securities sold short	(18,215,546)	82,478,952
Net increase in net assets resulting from operations	4,200,019	17,458,040

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Class A	(37,178)	—
Class C	—	—
Class I	(1,046,103)	—
Net decrease in net assets from distributions to shareholders	(1,083,281)	—

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold:
Class A	353,375	2,209,206
Class C	4,994	37,097
Class I	10,277,328	47,343,624
Class N	—	917,539
Net asset value of shares issued in reinvestment of distributions:
Class A	35,314	—
Class I	659,458	—
Transfer of net assets:
From Class N to Class A	—	(10,592,180)
To Class A from Class N	—	10,592,180
Payments for shares redeemed:
Class A	(5,983,770)	(6,640,346)
Class C	(101,951)	(70,760)
Class I	(73,269,060)	(102,260,967)
Class N	—	(6,972,654)
Net decrease in net assets from capital share transactions	(68,024,312)	(65,437,261)

TOTAL DECREASE IN NET ASSETS	(64,907,574)	(47,979,221)

NET ASSETS
Beginning of Year	175,964,686	223,943,907
End of Year	$111,057,112	$175,964,686

See accompanying notes to financial statements.

Altegris/AACA Opportunistic Real Estate Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Year Ended	For the Year Ended
	December 31, 2024	December 31, 2023
CAPITAL SHARE ACTIVITY
Class A
Shares Sold	27,462	179,335
Shares Transferred in from Class N	—	862,106
Shares Reinvested	2,694	—
Shares Redeemed	(462,007)	(566,480)
Net increase/(decrease) in shares outstanding	(431,851)	474,961

Class C
Shares Sold	409	3,255
Shares Redeemed	(8,223)	(6,136)
Net decrease in shares outstanding	(7,814)	(2,881)

Class I
Shares Sold	794,050	3,840,204
Shares Reinvested	49,621	—
Shares Redeemed	(5,646,948)	(8,680,076)
Net decrease in shares outstanding	(4,803,277)	(4,839,872)

Class N (a)
Shares Sold	—	77,095
Shares Transferred to Class A	—	(861,223)
Shares Redeemed	—	(580,924)
Net decrease in shares outstanding	—	(1,365,052)

(a)	Effective July 21, 2023, the Class N shares were discontinued.

See accompanying notes to financial statements.

Altegris/AACA Opportunistic Real Estate Fund
STATEMENT OF CASH FLOWS
For the Year Ended December 31, 2024

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$4,200,019
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchase of investments	(69,759,740)
Cover of securities sold short	(885,703)
Proceeds from sale of investments	148,496,500
Proceeds from Option Premiums	(60,692)
Net sales of short-term investments	2,193,234
Net change in unrealized appreciation (depreciation)	18,215,546
Net realized gains from investments and securities sold short	(22,387,680)
Increase in receivable for Fund shares sold	(2,932)
Decrease in dividends and interest recievable	97,903
Decrease in prepaid expenses and other assets	17,412
Increase in payable to related parties	580
Decrease in investment advisory fee payable	(84,319)
Decrease in payable for Fund shares redeemed	(264,976)
Increase in payable for broker interest	58,903
Decrease in dividends in payable on securities sold short	(20,218)
Decrease in distributions (12b-1) fees	(1,201)
Decrease in accrued expenses and other liabilities	(8,641)
Net Cash Provided by Operating Activities	79,803,995

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Shares issued	10,635,697
Payment of Shares redeemed	(79,354,781)
Distributions paid to shareholders, net of reinvested distributions	(388,509)
Borrowing proceeds	71,653,124
Borrowing payments	(82,652,672)
Net Cash Used in Financing Activities	(80,107,141)

NET DECREASE IN CASH	(303,146)
CASH - BEGINNING OF YEAR	1,019,061
CASH - END OF YEAR	$715,915

Supplemental disclosure of cash flow information:
Interest expense paid	$1,409,198
Reinvestment of distributions to shareholders	694,772

See accompanying notes to financial statements.

Altegris/AACA Opportunistic Real Estate Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A
	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	December 31,		December 31,		December 31,		December 31,		December 31,
	2024		2023		2022		2021		2020
Net asset value, beginning of year	$12.65		$11.38		$20.40		$21.43		$17.97
Income/(loss) from investment operations:
Net investment income/(loss) (1)	(0.03)		(0.03)		(0.08)		(0.16)		0.00
Net realized and unrealized gain/(loss) on investments	0.23		1.30		(8.05)		1.79		5.04
Total income/(loss) from investment operations	0.20		1.27		(8.13)		1.63		5.04
Less distributions from:
Net investment income	0.08		—		—		—		(0.09)
Net realized gains	—		—		(0.89)		(2.66)		(1.49)
Total distributions	0.08		—		(0.89)		(2.66)		(1.58)
Redemption fees collected	—		—		0.00	(2)	0.00	(2)	0.00 (2)
Net asset value, end of year	$12.93		$12.65		$11.38		$20.40		$21.43
Total return (3,4)	2.85%		11.16%		(40.19)%		8.58%		28.16%
Net assets, at end of year (000s)	$5,877		$11,210		$4,683		$25,215		$24,905
Ratios/Supplemental Data:
Ratios to average net assets (including securities sold short and interest expense):
Expenses, before waiver and reimbursement (6,8)	2.96	% (5)	3.05	% (5)	2.44	% (5)	2.17	% (5)	2.23%
Expenses, after waiver and reimbursement (6,8)	2.80%		2.96%		2.43%		2.17%		2.22%
Ratio of net investment income to average net assets (7)	(0.26)%		(0.22)%		(0.48)%		(0.72)%		0.01%
Portfolio Turnover Rate	44%		54%		42%		63%		61%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	The ratios of expenses and net investment income/(loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies or REITs in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Ratios to average net assets (excluding dividends from securities sold short and interest expense):

Expenses, before waiver and reimbursement	1.96%	1.89%	1.81%	1.80%	1.81%
Expenses, after waiver and reimbursement	1.80%	1.80%	1.80%	1.80%	1.80%

See accompanying notes to financial statements.

Altegris/AACA Opportunistic Real Estate Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class C
	Year Ended		Year Ended		Year Ended		Year Ended		Period Ended
	December 31,		December 31,		December 31,		December 31,		December 31,
	2024		2023		2022		2021		2020 *
Net asset value, beginning of year/period	$12.35		$11.19		$20.24		$21.43		$21.56
Income/(loss) from investment operations:
Net investment income/(loss) (1)	(0.12)		(0.12)		(0.11)		(0.25)		0.00	(2)
Net realized and unrealized gain/(loss) on investments	0.38		1.28		(8.05)		1.72		1.40
Total income/(loss) from investment operations	0.26		1.16		(8.16)		1.47		1.40
Less distributions from:
Net investment income	—		—		—		—		(0.04)
Net realized gains	—		—		(0.89)		(2.66)		(1.49)
Total distributions	—		—		(0.89)		(2.66)		(1.53)
Redemption fees collected	—		—		0.00	(2)	0.00	(2)	0.00	(2)
Net asset value, end of year/period	$12.61		$12.35		$11.19		$20.24		$21.43
Total return (3,5)	2.11%		10.37%		(40.66)%		7.83%		6.61	% (4)
Net assets, at end of year/period (000s)	$97		$192		$206		$84		$0	(6)
Ratios/Supplemental Data:
Ratios to average net assets (including securities sold short and interest expense):
Expenses, before waiver and reimbursement (8,11)	3.69	% (7)	3.63	% (7)	3.19	% (7)	2.92	% (7)	2.98	% (10)
Expenses, after waiver and reimbursement (8,11)	3.53%		3.54%		3.18%		2.92%		2.97	% (10)
Ratio of net investment income to average net assets (9)	(0.98)%		(1.02)%		(0.77)%		(1.14)%		0.19	% (10)
Portfolio Turnover Rate	44%		54%		42%		63%		61	% (4)

*	Class C commenced operations on December 1, 2020

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Not annualized.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Amount less than 1,000.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(8)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies or REITs in which the Fund invests.

(9)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	Annualized.

(11)	Ratios to average net assets (excluding dividends from securities sold short and interest expense):

Expenses, before waiver and reimbursement	2.71%	2.64%	2.56%	2.55%	2.56%
Expenses, after waiver and reimbursement	2.55%	2.55%	2.55%	2.55%	2.55%

See accompanying notes to financial statements.

Altegris/AACA Opportunistic Real Estate Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I
	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	December 31,		December 31,		December 31,		December 31,		December 31,
	2024		2023		2022		2021		2020
Net asset value, beginning of year	$12.84		$11.52		$20.59		$21.55		$18.08
Income/(loss) from investment operations:
Net investment income/(loss) (1)	0.00		(0.01)		(0.03)		(0.10)		0.05
Net realized and unrealized gain/(loss) on investments	0.14		1.33		(8.15)		1.80		5.06
Total income/(loss) from investment operations	0.14		1.32		(8.18)		1.70		5.11
Less distributions from:
Net investment income	0.13		—		—		—		(0.15)
Net realized gains	—		—		(0.89)		(2.66)		(1.49)
Total distributions	0.13		—		(0.89)		(2.66)		(1.64)
Redemption fees collected	—		—		0.00	(2)	0.00	(2)	0.00 (2)
Net asset value, end of year	$13.11		$12.84		$11.52		$20.59		$21.55
Total return (3,4)	3.09%		11.46%		(40.06)%		8.86%		28.45%
Net assets, at end of year (000s)	$105,083		$164,563		$203,502		$621,281		$519,163
Ratios/Supplemental Data:
Ratios to average net assets (including securities sold short and interest expense):
Expenses, before waiver and reimbursement (6,8)	2.70	% (5)	2.61	% (5)	2.19	% (5)	1.92	% (5)	1.99%
Expenses, after waiver and reimbursement (6,8)	2.53%		2.52%		2.18%		1.92%		1.97%
Ratio of net investment income to average net assets (7)	0.04%		(0.04)%		(0.19)%		(0.45)%		0.24%
Portfolio Turnover Rate	44%		54%		42%		63%		61%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies or REITs in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Ratios to average net assets (excluding dividends from securities sold short and interest expense):

Expenses, before waiver and reimbursement	1.71%	1.64%	1.56%	1.56%	1.56%
Expenses, after waiver and reimbursement	1.55%	1.55%	1.55%	1.55%	1.55%

See accompanying notes to financial statements.

Altegris/AACA Opportunistic Real Estate Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2024

1.	ORGANIZATION

Altegris/AACA Opportunistic Real Estate Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on January 9, 2014, and seeks to provide total return through long term capital appreciation and current income by investing in both long and short, in equity securities of real estate and real estate related companies.

The Fund offers Class A, Class C, and Class I shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.75% and are subject to 12b-1. Investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase; however, may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed. Class C shares commenced operations on December 1, 2020, and are offered at their NAV without an initial sales charge and are subject to 12b -1. If you redeem Class C shares within one year after purchase, you will be charged a CDSC of up to 1.00%. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to distribution fees, but have a higher minimum initial investment than Class A and Class C shares. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class of the Fund.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Due to custodian liabilities shown on the Statement of Assets and Liabilities are carried at cost and approximate fair value as of December 31, 2024, using level 2 inputs. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946.

Operating Segments – The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost (which approximates fair value). Investments in open-end investment companies are valued at net asset value.

Altegris/AACA Opportunistic Real Estate Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Valuation Designee may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Altegris/AACA Opportunistic Real Estate Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the level of inputs used as of December 31, 2024, for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$106,145,460	$—	$7,325,129	113,470,589
Preferred Stock	7,363,133	—	—	7,363,133
Short-Term Investments	1,936,147	—	—	1,936,147
Total Assets	$115,444,740	$—	$7,325,129	$122,769,869

Liabilities*	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stock	$1,865,680	$—	$—	$1,865,680
Total Liabilities	$1,865,680	$—	$—	$1,865,680

*	Refer to the Schedule of Investments for classifications.

The following table is a reconciliation of assets in which Level 3 inputs were used in determining value:

IQHQ
Beginning Balance	$21,334,501
Total realized gain/(loss)	—
Change in Unrealized Appreciation/(Depreciation)	(14,009,372)
Cost of Purchases	—
Proceeds from Sales	—
Proceeds from Principal	—
Accrued Interest	—
Net transfers in/out of level 3	—
Ending Balance	$7,325,129

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investment that is categorized within Level 3 of the fair value hierarchy as of December 31, 2024:

Impact to
valuation from
Assets	Fair Value at			Unobservable	an increase in
(at fair value)	December 31, 2024	Valuation Technique	Unobservable Inputs	Input Value	input*
IQHQ	$7,325,129	Discounted Cash Flow	Terminal Capitalization Rate	6.00% to 7.00%	Decrease
			Discount Rate	7.25% to 10.25%	Decrease

		Cost Approach	Trended Development Value	N/A*	N/A*

		Broker Opinion of Value	Discount Rate	8.75% to 10.00%	Decrease

*	Reflects land values adjusted for current market conditions and development costs.

During the year ended December 31, 2024, management determined that the Fund’s IQHQ fair value methodology should be enhanced after review of Company issued materials and adverse market conditions. The basis for the December 31, 2024 fair valuation was a third-party valuation, which incorporated fair value estimates of properties owned by the Company and adjustments to the ownership structure of the Company. The fair value estimates of operating properties were determined by some or all of a direct capitalization approach, an income approach, and a comparable sales approach. These approaches utilized various inputs and analyses which included, but were not limited to, discounted cash flow analyses and references to market comparable data. The discounted cash flow analyses considered previous appraisals for qualitative considerations and current market rates. The most significant unobservable inputs utilized in determining the fair value of these properties are

Altegris/AACA Opportunistic Real Estate Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024

capitalization rates and discount rates, which ranged from 5.25% to 7.00% and 6.75% to 10.50%, respectively. An adjusted appraisal value was used for properties no longer in active development or for sale. The basis for the adjusted values was the land value and development costs or broker opinions of property value, respectively. As of December 31, 2024, the Valuation Designee applied adjustments to the third-party fair valuation model for a subsequent sale of a property and estimates to operating properties’ time to stabilization. The Valuation Designee continues to monitor the Company through the review of Company issued materials such as financial statements, appraisals, and other investor materials and through discussions with its management.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Foreign Currency Translations - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

The Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed quarterly for the Fund. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2021 through December 31, 2023 or expected to be taken in the Fund’s December 31, 2024 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio, and any foreign jurisdiction where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, if the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities, the Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Altegris/AACA Opportunistic Real Estate Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi- governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

The cost of purchases and the proceeds for the Fund from sales of investments, other than short-term investments, for the year ended December 31, 2024, were as follows:

		Cover Short	Securities Sold
Purchases	Sales	Sale	Short
$69,759,740	$148,496,500	$885,703	$—

During the normal course of business, the Fund purchases and sells various financial instruments, which may result in market, liquidity, currency, and counterparty risks, the amount of which is not apparent from the financial statements.

Market Risk: Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the portfolio of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund may be exposed to market risk on derivative contracts if the Fund is not able to readily dispose of its holdings when they choose and also that the price obtained on disposal is below that at which the investment is included in its financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. Derivative instruments and exposure to market risk will be disclosed in the Fund’s Portfolio of Investments.

Liquidity Risk: Liquidity risk is the risk that the Fund will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. The Fund’s financial instruments include investments in securities which are not traded on organized public exchanges and which generally may be illiquid. As a result, the Fund may not be able to quickly liquidate its investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Fund does not anticipate any material losses as a result of liquidity risk.

Currency Risk: The Fund may invest in financial instruments and enter into transactions that are denominated in currencies other than its functional currency. Consequently, the Fund is exposed to the risk that the exchange rate of the Fund’s currency relative to other foreign currencies may change in a manner that has an adverse effect on the fair value or future cash flows of that portion of the Fund’s assets or liabilities denominated in currencies other than the USD.

Counterparty Risk: Counterparty risk is the risk that the Fund’s counterparties might default on their obligation to pay or perform generally on their obligations.

Short Sales – A short sale is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Fund may enter into option contracts to meet the requirements of its trading activities.

Altegris/AACA Opportunistic Real Estate Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The Fund may purchase call options as a temporary substitute for the purchase of individual securities, which then could be purchased in orderly fashion. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless. In addition, in the event that the price of the security, in connection with which an option was purchased, moves in a direction favorable, the benefits realized as a result of such movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Altegris Advisors, LLC, serves as the Fund’s investment advisor (“the Advisor”). Pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust, on behalf of the Fund, the Advisor, subject to the oversight of the Board, and in conformity with the stated policies of the Fund, manages the portfolio investment operations of the Fund. The Advisor has overall supervisory responsibilities for the general management and investment of the Fund’s securities portfolio, which is subject to review and approval by the Board. In general, the Advisor’s duties include setting the Fund’s overall investment strategies and asset allocation as well as hiring and supervising sub-advisors. The Advisor allocates portions of the Fund’s portfolio to be managed by American Assets Capital Advisers, LLC (“AACA”) as sub-advisor.

As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on its average daily net assets at an annual rate of 1.30%. Pursuant to the investment advisory agreement, the Advisor earned $1,886,160 for the year ended December 31, 2024.

The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund, to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; fees and expenses associated with investments with other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expenses on securities sold short), taxes, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses (which may include indemnification of officers and Trustees, and contractual indemnification of fund service providers (other than the Advisor)) will not exceed certain percentages with respect to the Fund (the “Expense Limitations”). Pursuant to the Expense Limitations, the Fund’s Operating Expenses will not exceed 1.80%, 2.55%, and 1.55% through October 31, 2025, of the daily average net assets attributable to each of the Class A, Class C, and Class I shares, respectively. For the year ended December 31, 2024, the Advisor waived $240,370 of advisory fees.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the waiver agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. Cumulative expenses previously waived or reimbursed subject to the aforementioned conditions will expire as presented in the table below:

December 2025	$44,986
December 2026	183,322
December 2027	240,370
$468,678

Altegris/AACA Opportunistic Real Estate Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024

The Trust has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) for Class A and Class C shares, pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% for Class A and 1.00% for Class C of the average daily net assets attributable to each Class, respectively. The fee is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. During the year ended December 31, 2024, pursuant to the Plan, Class A and Class C shares paid the amounts of $21,159 and $1,674, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C, and Class I shares. During the year ended December 31, 2024, for Class A and Class C shares, the Distributor received $273 and $79 in underwriting commissions for sales of the Fund, of which $36 and $29 were retained by the principal underwriter for the Fund.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”)

UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for serving in such capacities. UFS provides a Principal Executive Officer and a Principal Financial Officer to the Trust.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

Cost for Federal	Unrealized	Unrealized	Tax Net Unrealized
Tax Purposes	Appreciation	Depreciation	Appreciation
$117,809,854	$20,856,167	$(17,761,832)	$3,094,335

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended December 31, 2024 and December 31, 2023 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2024	December 31, 2023
Ordinary Income	$1,083,281	$—
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$1,083,281	$—

Altegris/AACA Opportunistic Real Estate Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024

As of December 31, 2024, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$264,847	$—	$—	$(99,497,840)	$(4,054,157)	$3,094,335	$(100,192,815)

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gains, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales, adjustments for passive foreign investment companies, partnerships and C-Corporation return of capital distributions. In addition, the amount listed under other book/tax differences for the Fund are primarily attributable to disallowed business interest expense carryforward and the tax deferral of losses on straddles.

At December 31, 2024, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains and utilized capital loss carryforwards, as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$40,292,004	$59,205,836	$99,497,840	$6,314,558

7.	BORROWING FROM BANK

The Fund may employ leverage by borrowing. To employ this leverage the Fund has an asset-based financing agreement with JP Morgan Cash Bank NA. The amounts that can be borrowed will fluctuate based on the assets held by the Fund. As of December 31, 2024, the balance outstanding was $11,191,670. The Interest rate as of December 31, 2024 was 5.93%. The Fund’s average borrowings during the year was $19,875,261 with an average rate of 6.82%. The total interest paid on borrowings for the year was $1,377,560. The loan is recorded at cost on the Statement of Assets and Liabilities. As of December 31, 2024, the fair value of the loan outstanding approximates cost; fair value of the loan outstanding is estimated using level 2 inputs in the fair value hierarchy.

8.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the outstanding shares of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of December 31, 2024, National Financial Services, LLC was the record owner of 38.51% of the Fund’s outstanding shares. National Financial Services, LLC may be the beneficial owner of some or all the shares or may hold the shares for the benefit of others. As a result, National Financial Services, LLC may be deemed to control the Fund.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust and Shareholders of Altegris/AACA Opportunistic Real Estate Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Altegris/AACA Opportunistic Real Estate Fund (the “Fund”), one of the funds constituting the Northern Lights Fund Trust (the “Trust”), including the schedule of investments, as of December 31, 2024, the related statement of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations and cashflows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

Costa Mesa, California
February 28, 2025

We have served as the auditor of one or more Altegris Funds investment companies since 2014.

Altegris/AACA Opportunistic Real Estate Fund
ADDITIONAL INFORMATION
December 31, 2024

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not Applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Altegris Advisors, LLC - Adviser to AACA Altegris Opportunistic Real Estate Fund (“Altegris Opportunistic”) and Altegris Futures Evolution Strategy Fund (“Altegris Futures”)*

In connection with the regular meeting held on December 18-19, 2024 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Altegris Advisors, LLC (“Altegris Advisors” or the “Adviser”) and the Trust, with respect to Altegris Opportunistic and Altegris Futures (collectively the “Altegris Funds”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent, and Quality of Services. The Trustees observed that Altegris Advisors was founded in 2002, had approximately $196 million in AUM, and offered alternative investment products to financial professionals and individuals seeking portfolio diversification. The Trustees considered the backgrounds of the key investment personnel who were responsible for servicing the Altegris Funds, taking into account their strong education and financial industry experience. The Trustees reviewed the sub-advisory relationship between Altegris Advisors and American Asset Capital Advisers, LLC (“AACA”) with respect to Altegris Opportunistic, noting that Altegris Advisors had delegated full discretionary authority to AACA to manage the Fund’s investments and that Altegris Advisors monitored and assessed AACA’s activities and portfolio construction for style drift, the statistical risks for underlying holdings, and performance against predefined parameters. The Trustees agreed that Altegris Advisors continued to provide sufficient resources to support the Altegris Funds’ respective strategies, and that Altegris Advisors was fully engaged with AACA. The Trustees concluded that they expected Altegris Advisors to continue providing quality service for the benefit of the Altegris Funds and their respective shareholders.

Performance.

Altegris Futures. The Trustees observed that the Fund’s returns were above each of the benchmark, the peer group median, and the category median over the prior one-year and three-year periods and on a since-inception basis. The Trustees further observed that the Fund’s returns were below the benchmark, the peer group median, and the category median over the prior five-year period. The Trustees acknowledged the Adviser’s representation that the Fund’s poor performance in the second and third quarter of 2020 amid COVID-19-related market stress was the primary contributor to the Fund’s underperformance on a 5-year timeframe and agreed that the Fund’s performance over the prior one-year and three-year periods reflected

Altegris/AACA Opportunistic Real Estate Fund
ADDITIONAL INFORMATION
December 31, 2024

a successful alteration of the Fund’s investment strategy and execution thereof. The Trustees agreed that the Fund’s performance was satisfactory.

Altegris Opportunistic. The Trustees observed that the Fund’s returns were below each of the benchmark, the category median, and the peer group median over the prior one-year, three-year, and five -year periods, and on a since-inception basis. The Trustees noted that the Fund’s returns were within the category and peer group range on a since-inception basis. The Trustees acknowledged the Adviser’s representation that the rise in interest rates during the 2022 and 2023 calendar years, as well as significant markdowns in an illiquid position held by the Fund in calendar year 2024, had contributed significantly to the Fund’s underperformance. The Trustees further acknowledged that the Adviser was confident in the Fund’s investment strategy and its ability to reverse recent performance trends. The Trustees noted that the Fund had previously demonstrated that its strategy could produce good returns to shareholders and agreed that the Adviser should be granted additional time to potentially reverse the Fund’s recent performance trends.

Fees and Expenses.

Altegris Futures. The Trustees noted that Altegris Advisors charged the Fund an annual advisory fee of 1.15%, which below the average of each of the Fund’s category and peer group and equal to the median of each of the Fund’s category and peer group. The Trustees further noted that the Fund’s net expense ratio was below the average and median of each of the Fund’s category and peer group, and that the Adviser had an expense limitation agreement in place with respect to the Fund. The Trustees agreed that the Fund’s advisory fee was not unreasonable.

Altegris Opportunistic. The Trustees observed that the Adviser charged the Fund an annual advisory fee of 1.30%, which was the highest in the Fund’s category and above the peer group average and median. The Trustees further observed that the Fund’s net expense ratio was above the average and median of each of the Fund’s category and median, but well within the category’s range. The Trustees acknowledged that the Adviser had an expense limitation agreement in place with respect to the Fund. The Trustees also noted the Adviser’s representation that most of the funds in the Fund’s category and peer group were long-only products while the Fund pursued a long-short strategy, and that while the short component of the Fund’s strategy was of value to shareholders as it offered the potential for short-term gains, such short component added to the Fund’s expenses. The Trustees agreed that, considering the expense limitation agreement in place and the Fund’s strategy, the Fund’s advisory fee was not unreasonable.

Economies of Scale. The Trustees considered whether Altegris Advisors had achieved economies of scale with respect to its management of the Altegris Funds. With respect to Altegris Futures, the Trustees reviewed the breakpoints with respect to the advisory fee and confirmed that such breakpoints remained appropriate.

With respect to Altegris Opportunistic, the Trustees acknowledged Altegris Advisor’s position that the Fund was not currently large enough to benefit from economies of scale and observed that Altegris Advisors was currently waiving advisory fees that would otherwise be paid by the Fund. The Trustees also acknowledged Altegris Advisor’s willingness to implement breakpoints in the event that the Fund’s AUM reached $1 billion. The Trustees agreed that Altegris Advisors had not yet achieved economies of scale with respect to Altegris Opportunistic, and that they would revisit the issue to the extent that the Fund’s AUM increased.

Profitability. The Trustees reviewed the profitability analysis provided by Altegris Advisors with respect to its relationship with each of Altegris Futures and Altegris Opportunistic. The Trustees noted that for the 12-month period ended September 30, 2024, Altegris Advisors had realized a loss with respect to each Fund. The Trustees agreed that excessive profitability arising from Altegris Advisor’s management of the Altegris Funds was not a concern at this time.

Conclusion. Having requested and received such information from Altegris Advisors as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that the approval of the Advisory Agreement between Trust

Altegris/AACA Opportunistic Real Estate Fund
ADDITIONAL INFORMATION
December 31, 2024

and Altegris Advisors on behalf of the Altegris Funds was in the best interests of each of the Altegris Funds and their respective shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Altegris Funds.

American Assets Capital Advisers, LLC – Sub-Adviser to Altegris/AACA Opportunistic Real Estate Fund

In connection with the regular meeting held on December 18-19, 2024 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Altegris Advisors, LLC (the “Adviser”) and American Assets Capital Advisers, LLC (“AACA” or the “Sub-Adviser”), with respect to the Altegris/AACA Opportunistic Real Estate Fund (the “Fund’). In considering the approval of the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Sub-Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent, and Quality of Services. The Trustees noted that AACA was founded in 2014, managed approximately $337 million in assets for separately managed accounts (“SMAs”) and mutual funds, and specialized in global real estate securities. The Trustees reviewed the backgrounds of the key investment personnel responsible for servicing the Fund, considering their education, financial industry experience, and tenure within the real estate industry. The Trustees observed that AACA used proprietary research, publicly available data, and analysis of a target investment’s financial statements to evaluate potential investments, and that potential investments were evaluated on both a standalone basis as well as part of a broader portfolio. The Trustees further observed that AACA was cognizant that its investments were subject to volatility in the real estate sector and rising interest rates, and that AACA attempted to mitigate these risks through the hedging of interest rates, strategic asset allocation, sector rotation, and short selling. The Trustees acknowledged that the Adviser was satisfied with the quality of service provided by AACA and had recommended the retention of AACA. The Trustees agreed that they expected AACA to continue providing quality service to the Adviser and the Fund for the benefit of its shareholders.

Performance. The Trustees observed that the Fund’s returns were below each of the benchmark, the category median, and the peer group median over the prior one-year, three-year, and five-year periods, and on a since-inception basis. The Trustees noted that the Fund’s returns were within the category and peer group range on a since-inception basis. The Trustees acknowledged the Sub-Adviser’s representation that the rise in interest rates during the 2022 and 2023 calendar years contributed significantly to the Fund’s underperformance. The Trustees noted the Sub-Adviser’s confidence in the Fund’s investment strategy and that the Fund had previously demonstrated that its strategy could produce good returns to shareholders. The Trustees agreed that the Sub-Adviser should be granted additional time to potentially reverse the Fund’s recent performance trends.

Fees and Expenses. The Trustees considered the reasonableness of the sub-advisory fee arrangement between the Adviser and AACA with respect to the Fund. The Trustees noted that the Adviser paid AACA

Altegris/AACA Opportunistic Real Estate Fund
ADDITIONAL INFORMATION
December 31, 2024

an annual sub-advisory fee of 0.65% out of the advisory fee paid to the Adviser, and that thew Adviser had delegated to AACA full discretionary management authority for the Fund. The Trustees observed that the sub-advisory fee charged by AACA was marginally higher than the average fee AACA charged its separate account clients, but noted that, unlike most of AACA’s separate account clients, the Fund was not subject to a performance fee. The Trustees agreed that the AACA’s sub-advisory fee with respect to the Fund was not unreasonable.

Economies of Scale. The Trustees considered whether the Sub-Adviser had achieved economies of scale with respect to its management of the Fund. The Trustees agreed that economies of scale were primarily an adviser-level issue which should consider the overall advisory agreement and the impact of the sub-advisory expense.

Profitability. The Trustees considered the profitability of AACA’s sub-advisory relationship with the Fund, both in terms of absolute dollars and as a percentage of revenue. The Trustees observed the profitability analysis provided by AACA and agreed that AACA’s profitability with respect to its sub-advisory relationship with the Fund was modest and not excessive.

Conclusion. Having requested and received such information from AACA as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that the approval of the Sub-Advisory Agreement between Altegris and AACA on behalf of the Fund was in the best interests of the Fund and its shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund’s use to determine how to vote proxies is available without charge, upon request, by calling 1-877-772-5838 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR	ADMINISTRATOR
Altegris Advisors, L.L.C	Ultimus Fund Solutions, LLC
1200 Prospect Street, Suite 400	225 Pictoria Dr.
La Jolla, CA 92037	Cincinnati, OH 45246

Altegris/AACA Opportunistic Real Estate Fund
SUB-ADVISOR
American Assets Capital Advisers, LLC
11455 El Camino Realm Suite 140
San Diego, CA 92130

ABOUT ALTEGRIS

Altegris is a pioneer in providing access to alternative sources of income and growth.

With one of the leading research and investment teams focused solely on alternatives, Altegris follows a disciplined process for identifying, evaluating, selecting and monitoring investment talent across a spectrum of alternative strategies.

For additional information, visit altegris.com

800.828.5225 | WWW.ALTEGRIS.COM

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

Kevin Wolf

By	/s/ Kevin Wolf
Principal Executive Officer
Date: 3/5/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kevin Wolf
Kevin Wolf
Principal Executive Officer
Date: 3/5/2025

By	/s/ Jim Colantino
Jim Colantino
Principal Financial Officer
Date: 3/5/2025